Long-Term Debt - Schedule of long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 0
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	150,000	$ 350,000
2018	100,000	150,000
2019	50,000	75,000
2020	100,000	25,000
2021	0	0
2021		0
Thereafter		100,000
Total long-term debt, excluding prepayment penalty	500,000	700,000
Prepayment penalty	0	(5,719)
Total long-term debt	$ 500,000	$ 694,281
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017	2.04%	1.68%
2018	1.92%	2.04%
2019	2.04%	1.96%
2020	1.96%	2.14%
2021	0.00%	0.00%
2021		0.00%
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 100,000
Thereafter		3.40%
Average rate, total, excluding prepayment penalty	2.27%	2.05%
Average rate, total	2.27%	2.07%
Long Term Debt Maturities Average Rate In After Year Five	3.40%
FHLB Advances
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 0
Long-term Debt, Fiscal Year Maturity [Abstract]
2017	150,000	$ 50,000
2018	100,000	150,000
2019	50,000	75,000
2020	100,000	25,000
2021	0	0
2021		0
Thereafter		100,000
Total long-term debt, excluding prepayment penalty	$ 500,000	$ 400,000
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017	2.04%	1.25%
2018	1.92%	2.04%
2019	2.04%	1.96%
2020	1.96%	2.14%
2021	0.00%	0.00%
2021		0.00%
Long-term Debt, Maturities, Repayments of Principal after Year Five	$ 100,000
Thereafter		3.40%
Average rate, total, excluding prepayment penalty	2.27%	2.27%
Long Term Debt Maturities Average Rate In After Year Five	3.40%
Broker Repurchase Agreements
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year	$ 0
Long-term Debt, Fiscal Year Maturity [Abstract]
2017		$ 300,000
Total long-term debt, excluding prepayment penalty	$ 0	$ 300,000
Long-term Debt, Fiscal Year Maturity, Average Rate [Abstract] [Abstract]
2017		1.75%
Average rate, total, excluding prepayment penalty	0.00%	1.75%